Note 12 - Subsequent Events	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
12.	Subsequent Events

The following events occurred after
June 30, 2020:

(a)	During the
second
quarter of
2020
and within
July 2020,
the Company agreed with certain of its lenders to defer a portion of its
2020
loan repayments to be repaid together with the respective balloon instalments. A total of
4.7
million was rescheduled to
December 2021
or within
2022.
Furthermore, the Company agreed with the holders of its Series B Preferred Shares to have the option of paying the quarterly dividends in-kind, for the period from
April 1, 2020
to
January 29, 2021,
by issuing additional Series B Preferred Shares and increasing the dividend rate to
9%
(from
8%
) if paid in-kind. The respective agreements are in the process of customary documentation.

(b)	In
July 2020,
the Company delivered
three
of its vessels sold for scrap, the M/V “Manolis P” on
July 2, 2020,
the M/V “EM Oinousses” on
July 17, 2020
and the M/V “Kuo Hsiung” on
July 30, 2020,
to their new owners for scrap. All
three
vessels were sold for net proceeds of
$7.6
million. All
three
vessels were on
first
priority mortgages for the revolving facility signed with Eurobank Ergasias S.A. on
November 21, 2018 (
see our annual report on Form
20
-F for the year ended
December 31, 2019,
Note
8
to the consolidated financial statements). The net proceeds from the sale of the vessels repaid a total of
$7.0
million of the above loan.

(c)	The Company is still assessing the impact of the outbreak of the Coronavirus pandemic on its financial condition and operations and on the container industry in general. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions. Such measures have and will likely continue to cause severe trade disruptions. The extent to which COVID-
19
will impact the Company's results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may
emerge concerning the severity of the virus and the actions to contain or treat its impact, among others. Accordingly, an estimate of the impact cannot be made at this time.

(d)	On August 3, 2020, the Company issued and sold 200,000 shares of the Company's common stock through its at-the-market offering for net proceeds of approximately $0.7 million.